General	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
General
XL Group plc, through its operating subsidiaries (collectively the “Company” or “XL”), is a leading provider of insurance and reinsurance coverages to industrial, commercial and professional firms, insurance companies and other enterprises on a worldwide basis. The Company and its various subsidiaries operate globally in 24 countries, through the Company's two business segments: Insurance and Reinsurance. These segments are further discussed in Note 4, “Segment Information.”
For periods prior to July 1, 2010, unless the context otherwise indicates, references herein to the “Company” are to, and these financial statements include the accounts of, XLIT Ltd. (formerly, XL Capital Ltd), a Cayman Islands exempted company (“XL-Cayman”), and its consolidated subsidiaries. For periods subsequent to July 1, 2010, unless the context otherwise indicates, references herein to the “Company” are to, and these financial statements include the accounts of, XL Group plc, an Irish public limited company (“XL-Ireland”), and its consolidated subsidiaries.
On July 1, 2010, XL-Ireland and XL-Cayman completed a redomestication transaction in which all of the ordinary shares of XL-Cayman were exchanged for all of the ordinary shares of XL-Ireland (the “Redomestication”). As a result, XL-Cayman became a wholly owned subsidiary of XL-Ireland. On July 23, 2010, the Irish High Court approved XL-Ireland’s creation of distributable reserves, subject to the completion of certain formalities under Irish Company law. These formalities were completed in early August 2010.